Summary of significant accounting policies - Recently issued accounting pronouncements (Details) - ASU 2016-02 - Restatement adjustment $ in Millions	Jul. 01, 2019 USD ($)
Recently issued accounting pronouncements
Operating liabilities	$ 1.3
Operating right of use (ROU) assets	$ 1.3